Greenspring Fund, Incorporated
                          Supplement to Prospectus
                            dated April 30, 1997
                               March 30, 1998


Effective March 30, 1998, Rodney Square Management Corporation (RSMC), transfer agent for Greenspring Fund, Incorporated, will merge into PFPC Inc.
(PFPC), a subsidiary of PNC Bank.

PFPC will continue to service all telephone inquiries and transactions with the current toll-free telephone number 1-800-576-7498.

Additional investments, correspondence and redemption requests should be sent to:

          Regular Mail
          Greenspring Fund, Incorporated
          c/o PFPC Inc.
          P.O. Box 752
          Wilmington, DE 19899

          Overnight Delivery
          Greenspring Fund, Incorporated
          c/o PFPC Inc.
          400 Bellevue Parkway
          Wilmington, DE 19809

Investments can also be made by wiring federal funds to:

          PNC Bank
          Philadelphia, PA
          ABA #031-0000-53
          DDA #86-0179-6639
          For Credit to Greenspring Fund, Incorporated
          Shareholder Name
          Shareholder Account Number